Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Other NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income
2025	2,209,000	2,305,000	1,104,500	1,152,500	44.59	(27,156,162)
2024	180,000	180,000	90,000	90,000	52.74	(7,330,000)
2023	180,000	180,000	90,000	90,000	80.16	(20,843,000)

Note: Bin Zhou and Lili Hu were our PEOs for each year presented.

PEO Total Compensation Amount	$ 2,209,000	$ 180,000	$ 180,000
PEO Actually Paid Compensation Amount	2,305,000	180,000	180,000
Non-PEO NEO Average Total Compensation Amount	1,104,500	90,000	90,000
Non-PEO NEO Average Compensation Actually Paid Amount	1,152,500	90,000	90,000
Total Shareholder Return Amount	44.59	52.74	80.16
Net Income (Loss)	$ (27,156,162)	$ (7,330,000)	$ (20,843,000)
PEO Name	Bin Zhou and Lili Hu	Bin Zhou and Lili Hu	Bin Zhou and Lili Hu